Capital	6 Months Ended
Jun. 30, 2022
Share Capital and Share Base Payments [Abstract]
Capital	CapitalShare capital
The Company manages its capital to ensure that the Company will be able to continue as a going concern while maximizing the return to shareholders through the optimization of the debt and equity balance.
As of June 30, 2022, the Company’s share capital amounted to €3,988,388 divided into (i) 79,753,657 ordinary shares, each with a nominal value of €0.05; (ii) 6,514 “2016” preferred shares, each with a nominal value of €0.05, and (iii) 7,581 “2017” preferred shares, each with a nominal value of €0.05, respectively, fully paid up.
Share capital does not include BSAs, BSAAR, AGAs and AGAPs that have been granted to certain investors or natural persons, both employees and non-employees of the Company, but not yet exercised.
On October 21, 2019 and December 30, 2019, the retention period for the “2016 free preferred shares” has ended. The number of ordinary shares to which the conversion of one preferred share entitle has been determined according to the fulfilment of the performance criteria. Holders of “2016” preferred shares” are entitled to vote at our shareholders’ meetings, to dividends and to preferential subscription rights, on the basis of the number of ordinary shares to which they are entitled if they convert their preferred shares.
In April 3, 2021, the retention period for the "2017 free preferred shares" has ended. The number of ordinary shares to which the conversion of one preferred share entitle has been determined according to the fulfillment of the performance criteria. According to these same performance criteria, the Executive Board of April 7, 2021 noted that the "2017 preferred shares" did not give right to any ordinary shares. The “2017 preferred shares” will not be redeemed by the Company and will remain incorporated into the capital, unless subsequently decided by the
Executive Board. As the conversion is void, the "2017 preferred shares" no longer give the right to vote at our general meetings, nor to receive dividends.

In the six months ended June 30, 2022, a capital increase of €10,552 occurred as a result of the Executive Board decisions on February 14, 2022 and April 22, 2022, subsequent to (i) the conversion of 750 “2012” BSAAR and (ii) the creation of 185,280 ordinary shares following the set-up of a company saving plan for the benefit of the Company’s employees, including 138,960 ordinary shares issued free of charge (top-up) and the definitive acquisition of 25,000 free shares allocated on April 29, 2019 under the “AGA New Members 2017” plan. These events led to a net capital increase of €10,552 and an increase in share premium of €180,891, broken down as follows: (i) a creation of 750 ordinary shares, with a nominal value of €0.05, for an issue price of €2.04, (ii) a creation of 138,960 ordinary shares, with a nominal value of €0.05 and a creation of 46,320 ordinary shares, with a nominal value of €0.05, for an issue price of €4.10 per share, and (iii) a creation of 25,000 ordinary shares, with a nominal value of €0.05.
Treasury sharesThe Company held 18,575 of its own shares as of June 30, 2022 and December 31, 2021, respectively.Share based payments The Company has issued BSAs, BSAARs, AGAs and AGAPs as follows:

Date	Types	Number of warrants issued as of 6/30/2022	Number of warrants void as of 6/30/2022	Number of warrants exercised as of 6/30/2022	Number of warrants outstanding as of 6/30/2022	Maximum number of shares to be issued as of 6/30/2022	Exercise price per share (in €)
Sept. 9, 2011	BSAAR 2011	650,000	25,000	625,000	—	—	2.04
May 27, 2013	BSAAR 2012	146,050	—	86,700	59,350	59,350	2.04
July 1, 2015	BSAAR 2015	1,050,382	2,720	1,940	1,045,722	1,045,722	7.20
October 21, 2016	AGAP Management 2016-1	2,000	550	250	86,700	59,350	59,350.00
October 21, 2016	AGAP Employees 2016-1	2,486	251	167	2,068	268,840	-
October 21, 2016	AGA Management 2016-1	50,000	—	50,000	—	—	-
December 30, 2016	AGAP Management 2016-2	3,000	—	—	3,000	333,000	-
December 30, 2016	AGA Management 2016-2	250,000	—	250,000	—	—	-
April 3,2018	AGAP Employees 2017-1	5,725	5,725	—	—	—	-
April 3,2018	AGAP Management 2017-1	2,400	2,400	—	—	—	—
April 3,2018	AGA Employees 2017	114,500	4,000	110,500	—	—	—
July 3, 2018	AGA Bonus 2018-1	67,028	469	66,559	—	—	-
November 20, 2018	AGAP Perf Employees 2018-1	327,500	224,375	103,125	—	—	-
November 20, 2018	AGAP Perf Management 2018-1	260,000	150,000	110,000	—	—	-
January 14, 2019	AGA Employees 2018	90,650	5,000	85,650	—	—	-
April 29, 2019	AGA New Members 2017-1	25,000	—	25,000	—	—	-
July 3, 2019	AGA Bonus 2019-1	57,376	—	57,376	—	—	-
July 13, 2020	AGA Bonus 2020-1	79,861	17,885	48,362	13,614	13,614	-
August 5, 2020	AGAP Employees 2020-1	766,650	269,282	—	497,368	497,368	-
August 5, 2020	AGAP Management 2020-1	710,000	60,000	—	650,000	650,000	-
July 22, 2021	AGA Bonus 2021-1	125,748	—	—	125,748	125,748	-
October 1, 2021	AGAP Employees 2021-1	1,066,600	67,800	—	998,800	998,800	-
October 1, 2021	AGAP Management 2021-1	610,000	90,000	—	520,000	520,000	-
July 21, 2020	Stock Options 2020-1	102,000	102,000	—	—	—	-
November 4, 2019	AGAP 2019 Employees 2019	546,700	202,400	—	344,300	344,300	-
November 4, 2019	AGAP 2019 Management 2019	355,000	60,000	—	295,000	295,000	-
July 29, 2011	BSA 2011-2	225,000	25,000	200,000	—	—	1.77
July 17, 2013	BSA 2013	237,500	—	191,140	46,360	46,360	2.36
July 16, 2014	BSA 2014	150,000	—	75,000	75,000	75,000	8.65
April 27, 2015	BSA 2015-1	70,000	—	—	70,000	70,000	9.59
July 1, 2015	BSA 2015-2	14,200	—	—	14,200	14,200	14.05
September 20, 2017	BSA 2017	37,000	—	—	37,000	37,000	11.00
	Total as of June 30, 2022	8,200,356	1,314,857	2,061,019	4,824,480	5,576,052